Note 9 - Income Taxes (Tables)	6 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	June 30,
	2013	2012
Net operating loss carry-forwards	$51,005	$45,884
Research credits	2,868	2,236
Capitalized research and development expenses	—	27
Fixed asset depreciation	(71)	110
Stock compensation	936	469
Deferred revenue	806	305
Other	617	303
Total deferred tax assets	56,161	49,334
Valuation allowance	(56,161)	(49,334)
Net deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Fiscal Year Ended June 30,
	2013	2012	2011
Tax benefit at U.S. statutory rate	$(5,487)	$(4,648)	$(1,184)
Loss for which no tax benefit is currently recognizable	5,341	4,502	1,088
Stock based compensation	128	131	96
Other, net	18	15	—
	$—	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
Amount
Balance at June 30, 2011	$687
Additions based on tax positions related to current year	81
Reductions for tax positions of prior year	(12)
Balance at June 30, 2012	756
Additions based on tax positions related to current year	183
Balance at June 30, 2013	$939